Events Subsequent to the Reporting Period (Details) - Mar. 10, 2026 - Forecast [Member] $ in Thousands	USD ($) $ / shares	₪ / shares
Events Subsequent to the Reporting Period [Line Items]
Cash dividend per share | (per share)		₪ 0.77
Cash dividend amount	$ 14,400
Distribution of annual net profit, percentage	50.00%